Impairment Losses on Financial Assets, Net	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Impairment Losses on Financial Assets, Net
10	IMPAIRMENT LOSSES ON FINANCIAL ASSETS, NET

	2019 RMB million	2018 RMB million	2017 RMB million
Reversal of impairment losses on trade receivables (Note 28)	(6)	(21)	(3)
Impairment losses on other receivables (Note 30)	22	48	—

	16	27	(3)